Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000009530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Opportunity Fund (Class Y)
Accumulated Value		$ 5,000,000		$ 5,777,720	$ 7,130,726	$ 6,182,352	$ 7,774,862	$ 8,790,599	$ 11,008,654	$ 9,484,123	$ 11,609,106	$ 13,125,444	$ 16,058,868
C000009529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Opportunity Fund (Class C) — With CDSC
Accumulated Value	[1]	10,000		11,438	13,973	11,990	14,926	16,698	20,692	17,638	21,359	24,089	29,392
C000009527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Opportunity Fund (Class A) — With sales charge
Accumulated Value	[2]	9,525		10,979	13,514	11,689	14,669	16,545	20,674	17,764	21,694	24,466	29,852
C000009531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Government Bond Fund (Class A) — With sales charge
Accumulated Value	[3]	9,525		9,501	9,521	9,561	9,870	10,037	9,888	9,365	9,728	10,145	10,599
C000009533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Government Bond Fund (Class C) — With CDSC
Accumulated Value	[4]	10,000		9,907	9,833	9,802	10,044	10,124	9,899	9,317	9,606	10,018	10,466
C000009534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Government Bond Fund (Class Y)
Accumulated Value		5,000,000		5,009,915	5,023,447	5,065,236	5,231,889	5,333,145	5,268,008	5,003,955	5,210,200	5,446,599	5,703,959
C000009539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Financial Fund (Class A) — With sales charge
Accumulated Value	[5]	9,525		10,957	13,068	11,529	14,561	13,705	18,017	16,412	18,960	24,562	31,756
C000009541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Financial Fund (Class C) — With CDSC
Accumulated Value	[6]	10,000		11,408	13,504	11,825	14,813	13,834	18,046	16,312	18,694	24,218	31,311
C000009542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Financial Fund (Class Y)
Accumulated Value		5,000,000		5,763,547	6,890,901	6,095,253	7,712,928	7,275,956	9,586,452	8,752,180	10,134,341	13,157,333	17,053,225
C000009546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Balanced Fund (Class Y)
Accumulated Value		5,000,000		5,472,095	6,388,789	5,895,733	7,117,394	7,479,152	9,433,090	7,983,691	9,848,123	11,446,056	13,934,535
C000009545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Balanced Fund (Class C) — With CDSC
Accumulated Value	[7]	10,000		10,833	12,510	11,419	13,632	14,168	17,677	14,800	18,063	20,928	25,400
C000009543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Balanced Fund (Class A) — With sales charge
Accumulated Value	[8]	9,525		10,402	12,102	11,131	13,394	14,030	17,641	14,881	18,301	21,203	25,734
C000009547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Real Estate Fund (Class A) — With sales charge
Accumulated Value	[9]	9,525		10,450	11,317	10,806	13,549	12,434	17,811	13,049	14,414	15,119	14,254
C000009549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Real Estate Fund (Class C) — With CDSC
Accumulated Value	[10]	10,000		10,871	11,676	11,057	13,747	12,511	17,778	12,922	14,162	14,854	14,005
C000009550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Real Estate Fund (Class Y)
Accumulated Value		5,000,000		5,495,236	5,966,133	5,711,309	7,178,606	6,596,481	9,469,699	6,954,819	7,702,434	8,100,433	7,657,317
S And P 1500 C000009530 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,651,500	6,845,662	6,506,117	8,516,507	10,042,665	12,899,309	10,605,812	13,307,113	16,494,166	19,301,473
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 1500 Index
Accumulated Value		10,000		11,303	13,691	13,012	17,033	20,085	25,799	21,212	26,614	32,988	38,603
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Bloomberg U S Aggregate Bond C000009534 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,132,500	5,314,191	5,314,796	5,778,072	6,211,804	6,116,015	5,320,321	5,614,473	5,684,654	6,099,686
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value		10,000		11,196	13,640	13,043	17,150	20,305	26,134	21,401	27,028	33,790	39,831
Standard And Poor s 500 C000009542 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,598,000	6,820,043	6,521,325	8,574,891	10,152,671	13,067,037	10,700,597	13,513,784	16,894,932	19,915,746
Standard And Poor s 500 C000009550 Index [Member]
Account Value [Line Items]
Accumulated Value						6,521,326
Bloomberg U S Government 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government 1-3 Year Bond Index
Accumulated Value		10,000		10,087	10,132	10,292	10,661	10,996	10,930	10,514	10,968	11,411	12,001
Bloomberg U S Government 1 3 Year Bond C000009534 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,043,326	5,065,910	5,145,795	5,330,529	5,497,907	5,465,057	5,256,838	5,483,933	5,705,484	6,000,458
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Financials Index
Accumulated Value		10,000		12,280	15,004	13,049	17,241	16,950	22,889	20,479	22,967	29,986	34,490
S And P 500 Financials C000009542 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		6,140,000	7,501,852	6,524,361	8,620,638	8,474,949	11,444,571	10,239,458	11,483,552	14,992,925	17,244,863
Bloomberg U S Aggregate Bond C000009545 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000009546 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000009543 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Wilshire U.S. Real Estate Securities Index
Accumulated Value		10,000		10,762	11,283	10,741	13,511	12,437	18,173	13,311	15,466	16,882	17,467
Wilshire U S Real Estate Securities C000009550 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 5,000,000		$ 5,381,000	$ 5,641,440	$ 5,370,651	$ 6,755,742	$ 6,218,661	$ 9,086,262	$ 6,655,687	$ 7,733,243	$ 8,440,834	$ 8,733,731

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Reflects 4.75% front-end sales charge.
[3]	Reflects 4.75% front-end sales charge.
[4]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[5]	Reflects 4.75% front-end sales charge.
[6]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[7]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[8]	Reflects 4.75% front-end sales charge.
[9]	Reflects 4.75% front-end sales charge.
[10]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.